Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2023
Equity Incentive Plans
Schedule of share option activity and related information for employees and directors

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	ordinary shares	price	(in years)	value
Outstanding as of December 31, 2022	513,673,885	$0.02	8.7	$—
Granted	191,690,700	$—
Exercises	—	$—
Forfeited	(25,252,185)	$0.02
Outstanding at June 30, 2023	680,112,400	$0.01	8.7	$15,269
Exercisable at June 30, 2023	195,249,175	$0.03	7.1	$—

Schedule of assumptions used to determine the fair value of stock granted

	Six Months Ended June 30,
	2023	2022
Risk-free interest rate	3.8%	2.8%
Expected dividend yield	—	—
Expected term (in years)	6.0	6.1
Expected volatility	99.3%	76.9%

Summary of activity of the Company's unvested RSUs

		Weighted
		average
	Number of	grant date
	ordinary shares	fair value
Unvested as of December 31, 2022	21,475,400	$0.01
Granted	407,843,000	$0.00
Vested	(10,737,700)	$0.01
Forfeited	—	$—
Unvested as of June 30, 2023	418,580,700	$0.00

Schedule of stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss

	Six Months Ended June 30,
	2023	2022
Stock-based compensation:
Research and development	$63,273	$57,398
General and administrative	478,253	164,294
Total stock-based compensation expense	$541,526	$221,692